[TRAVELERS Life & Annuity LOGO]
Principal Guarantee                                        A member of citigroup



                                            TRAVELERS VINTAGE 3 VARIABLE ANNUITY
                                            SUPPLEMENT DATED FEBRUARY 3, 2003 TO
                                                    PROSPECTUS DATED MAY 1, 2002


1. The Fee Table is modified as follows:

The information contained in the "Annual Separate Account Charges" is deleted and replaced with the following:

We will assess a mortality and expense risk charge ("M & E") of 1.70% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit ("GMWB"), both optional features. Below is a summary of all charges that may apply, depending on the optional features you select:


       Mortality and Expense Risk Charge..........       1.70%
       Administrative Expense Charge..............       0.15%
       Total with No Optional Features Selected...       1.85%
       Total with E.S.P. only selected............       2.05%
       Total with GMWB only selected..............       2.85%
       Total with E.S.P. and GMWB selected........       3.05%


2. The following expense example table is added to the Fee Table.


EXAMPLE:  WITH E.S.P. AND GMWB

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the maximum charges reflected in the expense table above with the E.S.P. and GMWB options selected.

-------------------------------------------------------------------------------------------------------------------------------
                                                      IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                             END OF PERIOD SHOWN:           ANNUITIZED AT END OF PERIOD SHOWN:
                                                    -------------------------------------   -----------------------------------
FUNDING OPTION                                       1 YEAR    3 YEARS  5 YEARS  10 YEARS   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
      AIM V.I. Premier Equity Fund - Series I          93        142      173       361       33      102      173       361
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
      Growth and Income Portfolio - Class B            94        144      176       368       34      104      176       368
      Premier Growth Portfolio - Class B               98        155      194       400       38      115      194       400
AMERICAN VARIABLE INSURANCE SERIES
      Global Growth Fund - Class 2                     94        145      178       370       34      105      178       370
      Growth Fund - Class 2                            91        136      163       341       31       96      163       341
      Growth-Income Fund - Class 2                     91        135      161       338       31       95      161       338
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
      Franklin Small Cap Fund - Class 2                95        147      181       376       35      107      181       376
      Mutual Shares Securities Fund - Class 2          95        148      182       378       35      108      182       378
      Templeton Foreign Securities Fund - Class 2      96        151      187       388       36      111      187       388
GREENWICH STREET SERIES FUND
      Appreciation Portfolio                           93        140      169       354       33      100      169       354
      Diversified Strategic Income Portfolio           93        139      169       353       33       99      169       353
      Equity Index Portfolio - Class II Shares         91        135      161       337       31       95      161       337
      Fundamental Value Portfolio                      93        140      169       354       33      100      169       354
JANUS ASPEN SERIES
      Aggressive Growth Portfolio - Service Shares     94        144      176       368       34      104      176       368
PIMCO VARIABLE INSURANCE TRUST
      Total Return Portfolio-Administrative Class      91        136      163       343       31       96      163       343
PUTNAM VARIABLE TRUST
      Putnam VT International Growth Fund -            97        152      189       391       37      112      189       391
      Class IB Shares

      Putnam VT Small Cap Value Fund -                 98        157      197       405       38      117      197       405
      Class IB Shares
      Putnam VT Voyager II Fund - Class IB Shares     102        167      214       436       42      127      214       436
SALOMON BROTHERS VARIABLE SERIES FUND INC.
      Capital Fund                                     95        147      180       375       35      107      180       375
      Investors Fund                                   93        141      172       359       33      101      172       359
      Small Cap Growth Fund                           100        160      202       416       40      120      202       416
SMITH BARNEY INVESTMENT SERIES
      Smith Barney Large Cap Core Portfolio            94        144      177       368       34      104      177       368
      Smith Barney Premier Selections All Cap          94        145      178       370       34      105      178       370
      Growth Portfolio
THE TRAVELERS SERIES TRUST
      Equity Income Portfolio                          93        140      170       356       33      100      170       356
      Large Cap Portfolio                              93        140      170       356       33      100      170       356
      MFS Emerging Growth Portfolio                    94        143      175       365       34      103      175       365
      MFS Research Portfolio                           94        144      176       368       34      104      176       368
TRAVELERS SERIES FUND INC.
      AIM Capital Appreciation Portfolio               93        142      172       359       33      102      172       359
      Alliance Growth Portfolio                        93        141      172       359       33      101      172       359
      MFS Total Return Portfolio                       93        142      172       359       33      102      172       359
      Smith Barney Aggressive Growth Portfolio         93        142      173       360       33      102      173       360
      Smith Barney High Income Portfolio               92        137      164       345       32       97      164       345
      Smith Barney International All Cap Growth        95        147      180       375       35      107      180       375
      Portfolio
      Smith Barney Large Cap Value Portfolio           92        137      164       345       32       97      164       345
      Smith Barney Large Capitalization Growth         93        140      170       355       33      100      170       355
      Portfolio
      Smith Barney Mid Cap Core Portfolio              94        145      178       370       34      105      178       370
      Smith Barney Money Market Portfolio              90        133      158       332       30       93      158       332
      Travelers Managed Income Portfolio               92        137      165       346       32       97      165       346
      Van Kampen Enterprise Portfolio                  92        139      168       351       32       99      168       351
VAN KAMPEN LIFE INVESTMENT TRUST
      Emerging Growth Portfolio                        93        139      169       353       33       99      169       353
VARIABLE ANNUITY PORTFOLIOS
      Smith Barney Small Cap Growth                    94        144      176       366       34      104      176       366
      Opportunities Portfolio
VARIABLE INSURANCE PRODUCTS FUND II
      Contrafund(R) Portfolio - Service Class          92        139      168       351       32       99      168       351
VARIABLE INSURANCE PRODUCTS FUND III
      Mid Cap Portfolio - Service Class 2              94        143      175       364       34      103      175       364

3. The following is added to the "Charges and Deductions" section of the prospectus.

GMWB CHARGE

If you select the Guaranteed Minimum Withdrawal Benefit a maximum of 1.00% annually will be deducted from amounts in the variable funding options. The current charge is 0.40%. Your current charge will not change unless you reset your benefits.

4. The following is added to the "Access to Your Money" section of the prospectus.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

For an additional charge, you may elect GMWB, a living benefit that guarantees return of your PURCHASE PAYMENTS regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different contract owner.

Your initial PURCHASE PAYMENT is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal prior to your third contract date anniversary, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals on or after your third contract date anniversary, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent purchase payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. The maximum RBB allowed at any time is $1 million without our consent. When your RBB is adjusted because you have made a subsequent purchase payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

WITHDRAWALS: If the total of all withdrawals since the most recent contract date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the withdrawal.

If the total amount of all withdrawals since the most recent contract date anniversary, including the current withdrawal, exceeds the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the CONTRACT VALUE immediately prior to the current withdrawal.

For example, assume your initial PURCHASE PAYMENT is $100,000 and a withdrawal of $10,000 is taken in CONTRACT YEAR two:

------------------------------------------------------------------------------------------------------------------------
                            Assumes 15% gain on investment                      Assumes 15% loss on investment
------------------- ---------- ------------------- ------------------- ------------ ------------------- ----------------
                    Contract          RBB               AWB (5%)        Contract           RBB             AWB (5%)
                      Value                                               Value
------------------- ---------- ------------------- ------------------- ------------ ------------------- ----------------
Values As Of
------------------- ---------- ------------------- ------------------- ------------ ------------------- ----------------
Contract date       $100,000        $100,000             $5,000         $100,000         $100,000           $5,000
------------------- ---------- ------------------- ------------------- ------------ ------------------- ----------------
Immediately prior   $115,000        $100,000             $5,000          $85,000         $100,000           $5,000
to withdrawal,
contract year two
------------------- ---------- ------------------- ------------------- ------------ ------------------- ----------------
Immediately after   $105,000        $91,304              $4,565          $75,000         $88,235            $4,412
withdrawal,
contract year two                  [100,000 -       [5,000 - (5,000                     [100,000 -      [5,000- (5,000
                                    (100,000       x10,000/115,000)]                     (100,000       x10,000/85,000
                               x10,000/115,000)]                                     x10,000/85,000)]
------------------------------------------------------------------------------------------------------------------------

Any time after the 5th contract year anniversary, you may choose to reset your RBB to equal your current CONTRACT VALUE. Depending on your CONTRACT VALUE and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If you began taking GMWB withdrawals prior to your third contract date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking GMWB withdrawals after your third contract year, your

AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your contract value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly;

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent PURCHASE PAYMENTS into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.








L-19942                                                           February, 2003